Expense Example, No Redemption {- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Utilities Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Utilities Fund-Class A
Expense Example, No Redemption:
1 Year	$ 676
3 Years	890
5 Years	1,121
10 Years	1,784
Fidelity Advisor Utilities Fund-Class M
Expense Example, No Redemption:
1 Year	480
3 Years	754
5 Years	1,048
10 Years	1,885
Fidelity Advisor Utilities Fund-Class C
Expense Example, No Redemption:
1 Year	183
3 Years	566
5 Years	975
10 Years	1,919
Fidelity Advisor Utilities Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798